Goodwill and Intangible Assets, Net (Tables)	12 Months Ended
Dec. 31, 2024
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of Goodwill
Changes in goodwill for the periods presented consisted of the following (in thousands):

	Year Ended December 31, 2024	Year Ended December 31, 2023	Year Ended December 31, 2022
Beginning Balance	68,001	15,852	1,527,118
Apex acquisition	—	52,149	—
Impairment	—	—	(1,511,264)
Foreign currency translation	—	—	(2)
Ending Balance	$68,001	$68,001	$15,852

Schedule of Finite-Lived Intangible Assets
Intangible assets consisted of the following (in thousands):

	December 31, 2024
	Weighted Average Useful Life (in years)	Gross Carrying Amount	Accumulated Amortization	Impairment	Net Carrying Amount
Trademarks / trade names	Indefinite	2,900	—	—	2,900
Total		$2,900	$—	$—	$2,900

	December 31, 2023
	Weighted Average Useful Life (in years)	Gross Carrying Amount	Accumulated Amortization	Impairment	Net Carrying Amount
Licenses	Indefinite	$611	$—	$(611)	$—
Trademarks / trade names	Indefinite	8,000	—	(5,100)	2,900
Technology	5.0	5,600	(1,242)	(4,358)	—
Customer relationships	8.4	—	—	—	—
Total		$14,211	$(1,242)	$(10,069)	$2,900

Schedule of Indefinite-Lived Intangible Assets
Intangible assets consisted of the following (in thousands):

	December 31, 2024
	Weighted Average Useful Life (in years)	Gross Carrying Amount	Accumulated Amortization	Impairment	Net Carrying Amount
Trademarks / trade names	Indefinite	2,900	—	—	2,900
Total		$2,900	$—	$—	$2,900

	December 31, 2023
	Weighted Average Useful Life (in years)	Gross Carrying Amount	Accumulated Amortization	Impairment	Net Carrying Amount
Licenses	Indefinite	$611	$—	$(611)	$—
Trademarks / trade names	Indefinite	8,000	—	(5,100)	2,900
Technology	5.0	5,600	(1,242)	(4,358)	—
Customer relationships	8.4	—	—	—	—
Total		$14,211	$(1,242)	$(10,069)	$2,900